Accounts Payable and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Other Accrued Liabilities

(in millions)	2016	2015
Trade accounts payable	$554	$414
Customer and other deposits	287	160
Interest payable	218	127
Employee compensation and benefits payable	178	137
Gas and fuel cost payable	175	153
Accrued taxes other than income taxes	168	108
Dividends payable	166	113
Fair value of derivative instruments (Note 30)	28	69
Defined benefit pension and OPEB liabilities (Note 26)	26	13
MGP site remediation (Notes 8 (v) and 16)	21	32
Other	149	93
	$1,970	$1,419